Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	132 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000256783_0_LG_BBIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
C000256783_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256784_0_LG_BBIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
C000256784_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256785_0_LG_BBIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
C000256785_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256782_0_LG_BBIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
C000256782_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256781_0_LG_BBIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
C000256781_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000019023_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000019023_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019023_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000019023_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000019023_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000019023_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000019023_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000019023_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000019023_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000019023_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000019023_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000019023_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000064237_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000064237_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064237_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000064237_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000064237_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000064237_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000064237_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000064237_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000064237_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000064237_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000064237_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000064237_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 37,239
C000256783_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000256783_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 9,425
C000256783_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IM High Dividend Yield Index
C000256783_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256783_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
C000256783_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256784_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class M
C000256784_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 9,650
C000256784_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IM High Dividend Yield Index
C000256784_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256784_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
C000256784_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256785_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000256785_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256785_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IM High Dividend Yield Index
C000256785_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256785_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
C000256785_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256782_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000256782_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256782_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IM High Dividend Yield Index
C000256782_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256782_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
C000256782_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256781_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
C000256781_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256781_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IM High Dividend Yield Index
C000256781_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000256781_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
C000256781_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000019023_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Equity Dividend Income Fund
C000019023_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019023_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,160
C000019023_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,791
C000019023_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,956
C000019023_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,519
C000019023_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,630
C000019023_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,322
C000019023_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,006
C000019023_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,525
C000019023_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,654
C000019023_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,897
C000019023_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IM High Dividend Yield Index
C000019023_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019023_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,301
C000019023_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,424
C000019023_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,129
C000019023_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,578
C000019023_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,527
C000019023_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,777
C000019023_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,034
C000019023_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,453
C000019023_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,426
C000019023_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,061
C000019023_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000019023_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019023_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,259
C000019023_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,915
C000019023_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,254
C000019023_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,687
C000019023_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,922
C000019023_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,342
C000019023_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,700
C000019023_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,887
C000019023_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,498
C000019023_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,215
C000064237_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000064237_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064237_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,172
C000064237_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,817
C000064237_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,995
C000064237_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,578
C000064237_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,700
C000064237_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,421
C000064237_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,139
C000064237_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,672
C000064237_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,860
C000064237_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,129
C000064237_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IM High Dividend Yield Index
C000064237_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064237_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,301
C000064237_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,424
C000064237_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,129
C000064237_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,578
C000064237_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,527
C000064237_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,777
C000064237_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,034
C000064237_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,453
C000064237_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,426
C000064237_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,061
C000064237_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000064237_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064237_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,259
C000064237_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,915
C000064237_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,254
C000064237_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,687
C000064237_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,922
C000064237_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,342
C000064237_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,700
C000064237_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,887
C000064237_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,498
C000064237_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,215
C000019022_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Convertible Securities Fund
C000019022_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019022_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,113
C000019022_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,213
C000019022_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,654
C000019022_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,873
C000019022_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,990
C000019022_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,176
C000019022_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,561
C000019022_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,190
C000019022_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,265
C000019022_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,623
C000019022_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® All US Convertibles Index
C000019022_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019022_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,661
C000019022_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,328
C000019022_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,928
C000019022_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,807
C000019022_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,728
C000019022_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,581
C000019022_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,804
C000019022_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,413
C000019022_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,059
C000019022_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,507
C000019022_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000019022_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019022_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,309
C000019022_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,715
C000019022_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,569
C000019022_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,715
C000019022_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,577
C000019022_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,490
C000019022_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,897
C000019022_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,109
C000019022_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,946
C000019022_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,666
C000205024_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205024_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205024_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,726
C000205024_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,588
C000205024_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,877
C000205024_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,554
C000205024_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,386
C000205024_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,926
C000205024_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,204
C000205024_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® All US Convertibles Index
C000205024_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205024_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,586
C000205024_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,980
C000205024_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,370
C000205024_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,486
C000205024_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,685
C000205024_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,137
C000205024_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,582
C000205024_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000205024_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205024_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,958
C000205024_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,037
C000205024_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,850
C000205024_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,768
C000205024_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,267
C000205024_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,466
C000205024_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,255
C000074870_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000074870_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000074870_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,702
C000074870_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,697
C000074870_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,051
C000074870_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,077
C000074870_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,798
C000074870_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,664
C000074870_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,135
C000074870_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,606
C000074870_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,163
C000074870_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,101
C000074870_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® All US Convertibles Index
C000074870_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074870_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,661
C000074870_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,328
C000074870_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,928
C000074870_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,807
C000074870_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,728
C000074870_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,581
C000074870_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,804
C000074870_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,413
C000074870_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,059
C000074870_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,507
C000074870_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000074870_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074870_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,309
C000074870_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,715
C000074870_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,569
C000074870_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,715
C000074870_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,577
C000074870_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,490
C000074870_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,897
C000074870_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,109
C000074870_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,946
C000074870_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,666
C000074871_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000074871_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074871_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,111
C000074871_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,209
C000074871_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,644
C000074871_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,863
C000074871_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,970
C000074871_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,143
C000074871_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,531
C000074871_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,150
C000074871_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,210
C000074871_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,554
C000074871_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® All US Convertibles Index
C000074871_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074871_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,661
C000074871_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,328
C000074871_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,928
C000074871_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,807
C000074871_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,728
C000074871_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,581
C000074871_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,804
C000074871_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,413
C000074871_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,059
C000074871_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,507
C000074871_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000074871_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074871_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,309
C000074871_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,715
C000074871_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,569
C000074871_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,715
C000074871_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,577
C000074871_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,490
C000074871_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,897
C000074871_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,109
C000074871_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,946
C000074871_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,666
C000074869_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000074869_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074869_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,009
C000074869_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,984
C000074869_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,294
C000074869_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,307
C000074869_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,020
C000074869_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,819
C000074869_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,175
C000074869_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,555
C000074869_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,160
C000074869_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,158
C000074869_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® All US Convertibles Index
C000074869_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074869_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,661
C000074869_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,328
C000074869_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,928
C000074869_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,807
C000074869_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,728
C000074869_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,581
C000074869_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,804
C000074869_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,413
C000074869_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,059
C000074869_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,507
C000074869_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000074869_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074869_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,309
C000074869_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,715
C000074869_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,569
C000074869_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,715
C000074869_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,577
C000074869_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,490
C000074869_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,897
C000074869_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,109
C000074869_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,946
C000074869_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,666
C000074867_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000074867_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000074867_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,503
C000074867_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,507
C000074867_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,885
C000074867_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,926
C000074867_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,633
C000074867_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,530
C000074867_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,058
C000074867_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,575
C000074867_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,185
C000074867_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,186
C000074867_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® All US Convertibles Index
C000074867_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074867_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,661
C000074867_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,328
C000074867_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,928
C000074867_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,807
C000074867_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,728
C000074867_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,581
C000074867_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,804
C000074867_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,413
C000074867_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,059
C000074867_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,507
C000074867_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000074867_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000074867_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,309
C000074867_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,715
C000074867_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,569
C000074867_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,715
C000074867_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,577
C000074867_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,490
C000074867_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,897
C000074867_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,109
C000074867_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,946
C000074867_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,666